Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Minimum Lease Payment
RMB
Year ending December 31:
2017	30,725
2018	18,935
2019	11,895
2020	6,634
2021	845
Total	69,034